COLLATERALIZED REINSURANCE, TRUST AGREEMENTS AND OTHER RESTRICTED ASSETS - Schedule of Collateralized Reinsurance Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effects of Reinsurance [Line Items]
Limit	$ 2,193	$ 2,418	$ 1,907
Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	1,530
Reinsurance Contract [Axis]: Series 2021-1 Class A-2 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	150
Reinsurance Contract [Axis]: Series 2021-1 Class B-2 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	90
Reinsurance Contract [Axis]: Series 2021-1 Class C-2 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	90
Reinsurance Contract [Axis]: Series 2024-1 Class A | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	75
Reinsurance Contract [Axis]: Series 2024-1 Class B | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	125
Reinsurance Contract [Axis]: Series 2025-1 Class A-1 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	105
Reinsurance Contract [Axis]: Series 2025-1 Class B-1 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	120
Reinsurance Contract [Axis]: Series 2025-1 Class C-1 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	170
Reinsurance Contract [Axis]: Series 2025-1 Class D-1 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	105
Reinsurance Contract [Axis]: Series 2025-2 Class A-2 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	105
Reinsurance Contract [Axis]: Series 2025-2 Class B-2 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	120
Reinsurance Contract [Axis]: Series 2025-2 Class C-2 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	170
Reinsurance Contract [Axis]: Series 2025-2 Class D-2 | Kilimanjaro Re Limited
Effects of Reinsurance [Line Items]
Limit	$ 105